Segment information	6 Months Ended
Jun. 30, 2023
Segment information
Segment information

Note 1    Segment information

1.1    Segment revenue

(in millions of euros)	France		Europe
			Spain	Other	Eliminations	Total
				European	Europe
				countries (1)
June 30, 2023
Revenue	8,691		2,321	3,230	(5)	5,546
Convergence services	2,493		946	520	—	1,466
Mobile-only services	1,182		389	1,060	—	1,449
Fixed-only services	1,865	(5)	231	384	—	614
IT & integration services	—		23	238	—	262
Wholesale	2,257		384	434	(5)	814
Equipment sales	584		347	475	—	822
Other revenue	310		1	119	—	120
External	8,332		2,299	3,183	—	5,482
Inter-operating segments	359		22	47	(5)	64

June 30, 2022
Revenue	8,827		2,265	3,065	(5)	5,325
Convergence services	2,406		931	469	—	1,400
Mobile-only services	1,154		399	1,015	—	1,414
Fixed-only services	1,907	(5)	217	397	—	614
IT & integration services	—		18	196	—	214
Wholesale	2,455		406	476	(5)	877
Equipment sales	552		293	426	—	719
Other revenue	353		—	87	—	87
External	8,485		2,240	3,015	—	5,255
Inter-operating segments	342		25	51	(5)	70

(1)	Including the contribution of VOO from June 2, 2023. The contribution of VOO to Group revenue amounts to 38 million euros at June 30, 2023.
(2)	Including, at the end of June 2023, revenue of 2,546 million euros in France,9 million euros in Spain, 861 million euros in other European countries and 528 million euros in other countries.

Including, at the end of June 2022, revenue of 2,552 million euros in France, 8 million euros in Spain, 838 million euros in other European countries and 491 million euros in other countries.

(3)	Including, at the end of June 2023, revenue of 239 million euros in France and 104 million euros in Spain. Including, at the end of June 2022, revenue of 224 million euros in France and 105 million euros in Spain.
(4)	Including revenue of 674 million euros at the end of June 2023 and 690 million euros at the end of June 2022 in France.
(5)	Including, at the end of June 2023, fixed only broadband revenue of 1,496 million euros and fixed only narrowband revenue of 369 million euros.

Including, at the end of June 2022, fixed only broadband revenue of 1,473 million euros and fixed only narrowband revenue of 434 million euros.

(6)	Including, at the end of June 2023, revenue of 1,177 million euros from data services and revenue of 464 million euros from voice services.

Including, at the end of June 2022, revenue of 1,224 million euros from data services and revenue of 514 million euros from voice services.

(in millions of euros)	Africa &	Enterprise (2)		Totem (3)	International	Eliminations	Total	Mobile	Eliminations	Orange
	Middle-East				Carriers &	telecom	telecom	Financial	telecom	consolidated
					Shared	activities	activities	Services	activities /	financial
					Services (4)				mobile	statements
									financial
									services
June 30, 2023
Revenue	3,472	3,944		342	763	(1,210)	21,549	—	(4)	21,545
Convergence services	—	—		—	—	—	3,958	—	—	3,958
Mobile-only services	2,652	348		—	—	(19)	5,611	—	(0)	5,611
Fixed-only services	411	1,641	(6)	—	—	(64)	4,467	—	(0)	4,467
IT & integration services	21	1,794		—	—	(89)	1,987	—	(3)	1,985
Wholesale	324	20		342	516	(885)	3,389	—	—	3,389
Equipment sales	43	140		—	—	(4)	1,586	—	(0)	1,586
Other revenue	21	—		—	247	(148)	550	—	(1)	549
External	3,386	3,767		64	514	—	21,545	—	—	21,545
Inter-operating segments	86	177		278	249	(1,210)	4	—	(4)	—

June 30, 2022
Revenue	3,381	3,888		328	772	(1,220)	21,301	—	(4)	21,297
Convergence services	—	—		—	—	—	3,806	—	—	3,806
Mobile-only services	2,578	325		—	—	(18)	5,454	—	(0)	5,454
Fixed-only services	384	1,738	(6)	—	—	(75)	4,568	—	(1)	4,567
IT & integration services	21	1,663		—	—	(96)	1,802	—	(2)	1,799
Wholesale	324	20		328	539	(904)	3,638	—	—	3,638
Equipment sales	55	141		—	—	(3)	1,465	—	(0)	1,465
Other revenue	18	—		—	234	(124)	568	—	(1)	567
External	3,298	3,692		56	511	—	21,297	—	—	21,297
Inter-operating segments	83	196		272	261	(1,220)	4	—	(4)	—

1.2   Segment revenue to consolidated net income at June 30, 2023

(in millions of euros)	France	Europe				Africa &
		Spain	Other	Elimina-	Total	Middle-
			European	tions		East
			countries(1)	Europe

Revenue	8,691	2,321	3,230	(5)	5,546	3,472
External purchases	(3,572)	(1,414)	(1,880)	5	(3,290)	(1,352)
Other operating income	594	46	142	(2)	187	23
Other operating expenses	(260)	(74)	(72)	2	(145)	(117)
Labor expenses	(1,711)	(135)	(392)	—	(528)	(296)
Operating taxes and levies	(662)	(64)	(56)	—	(120)	(348)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—
Restructuring costs	—	—	—	—	—	—
Depreciation and amortization of financed assets	(59)	—	—	—	—	—
Depreciation and amortization of right-of-use assets	(126)	(82)	(101)	—	(184)	(94)
Impairment of right-of-use assets	—	—	—	—	—	—
Interests on debts related to financed assets(3)	(6)	—	—	—	—	—
Interests on lease liabilities(3)	(29)	(15)	(22)	—	(37)	(28)
EBITDAaL	2,859	582	848	—	1,430	1,260
Significant litigations	95	—	—	—	—	(38)
Specific labour expenses	(188)	—	—	—	—	—
Fixed assets, investments and businesses portfolio review	—	—	25	—	25	3
Restructuring programs costs	(2)	—	(10)	—	(10)	(2)
Acquisition and integration costs	—	(3)	(23)	—	(26)	—
Depreciation and amortization of fixed assets	(1,602)	(513)	(565)	—	(1,078)	(516)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—	—
Impairment of fixed assets	—	—	(3)	—	(3)	(2)
Share of profits (losses) of associates and joint ventures	(12)	—	(4)	—	(4)	9
Elimination of interests on debts related to financed assets(3)	6	—	—	—	—	—
Elimination of interests on lease liabilities(3)	29	15	22	—	37	28
Operating Income	1,186	81	290	—	371	742
Cost of gross financial debt except financed assets	—	—	—	—	—	—
Interests on debts related to financed assets(3)	—	—	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—	—	—
Interests on lease liabilities(3)	—	—	—	—	—	—
Other net financial expenses	—	—	—	—	—	—
Finance costs, net	—	—	—	—	—	—
Income Tax	—	—	—	—	—	—
Consolidated net income	—	—	—	—	—	—

(1)	Including the contribution of VOO from June 2, 2023.
(2)	Mobile Financial Services' net banking income is recognized in other operating income and amounts to 75 million euros at the end of June 2023. The cost of risk is included in other operating expenses and amounts to (32) million euros at the end of June 2023.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Enterprise	Totem	Interna-	Elimination	Total	Mobile	Elimina-	Total	Presenta-	Orange
			tional	telecom	telecom	Financial	tions		tion adjust-	consoli-
			Carriers &	activities	activities	Services (2)	telecom		ments(3)	dated
			Shared				activites /			financial
			Services				mobile			statements
							financial
							services
Revenue	3,944	342	763	(1,210)	21,549	—	(4)	21,545	—	21,545
External purchases	(2,173)	(59)	(999)	2,171	(9,274)	(62)	5	(9,331)	(16)	(9,347)
Other operating income	98	—	1,027	(1,629)	300	77	(2)	376	—	376
Other operating expenses	(297)	—	(7)	668	(158)	(35)	1	(191)	41	(150)
Labor expenses	(1,135)	(8)	(640)	—	(4,318)	(41)	—	(4,359)	(265)	(4,624)
Operating taxes and levies	(40)	(3)	(47)	—	(1,220)	(1)	—	(1,221)	(2)	(1,223)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	50	50
Restructuring costs	—	—	—	—	—	—	—	—	(35)	(35)
Depreciation and amortization of financed assets	—	—	—	—	(59)	—	—	(59)	—	(59)
Depreciation and amortization of right-of-use assets	(83)	(83)	(171)	—	(740)	(2)	—	(742)	(3)	(745)
Impairment of right-of-use assets	(1)	—	—	—	—	—	—	—	(28)	(28)
Interests on debts related to financed assets(3)	—	—	—	—	(6)	—	—	(6)	6	n/a
Interests on lease liabilities(3)	(5)	(5)	(12)	—	(116)	—	—	(116)	116	n/a
EBITDAaL	311	183	(86)	—	5,957	(62)	—	5,895	(137)	n/a
Significant litigations	—	—	—	—	57	—	—	57	(57)	n/a
Specific labour expenses	(29)	—	(48)	—	(265)	—	—	(265)	265	n/a
Fixed assets, investments and businesses portfolio review	12	—	8	—	50	—	—	50	(50)	n/a
Restructuring programs costs	(4)	—	(52)	—	(70)	—	—	(70)	70	n/a
Acquisition and integration costs	—	—	(4)	—	(31)	—	—	(31)	31	n/a
Depreciation and amortization of fixed assets	(176)	(61)	(160)	—	(3,593)	(11)	—	(3,604)	—	(3,604)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—	—	—	—	—	—
Impairment of fixed assets	—	—	1	—	(4)	—	—	(4)	—	(4)
Share of profits (losses) of associates and joint ventures	—	—	(1)	—	(8)	—	—	(8)	—	(8)
Elimination of interests on debts related to financed assets(3)	—	—	—	—	6	—	—	6	(6)	n/a
Elimination of interests on lease liabilities(3)	5	5	12	—	116	—	—	116	(116)	n/a
Operating Income	118	127	(329)	—	2,215	(73)	—	2,142	—	2,142
Cost of gross financial debt except financed assets	—	—	—	—	—	—	—	—	—	(528)
Interests on debts related to financed assets(3)	—	—	—	—	—	—	—	—	—	(6)
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—	—	—	—	130
Foreign exchange gain (loss)	—	—	—	—	—	—	—	—	—	(32)
Interests on lease liabilities(3)	—	—	—	—	—	—	—	—	—	(116)
Other net financial expenses	—	—	—	—	—	—	—	—	—	(40)
Finance costs, net	—	—	—	—	—	—	—	—	—	(592)
Income tax	—	—	—	—	—	—	—	—	—	(461)
Consolidated net income	—	—	—	—	—	—	—	—	—	1,088

1.3   Segment revenue to consolidated net income at June 30, 2022

(in millions of euros)	France	Europe				Africa &
		Spain	Other	Elimina-	Total	Middle-
			European	tions		East
			countries	Europe

Revenue	8,827	2,265	3,065	(5)	5,325	3,381
External purchases	(3,537)	(1,407)	(1,762)	5	(3,164)	(1,335)
Other operating income	618	47	141	—	188	21
Other operating expenses	(250)	(77)	(106)	—	(183)	(113)
Labor expenses	(1,775)	(128)	(369)	—	(497)	(290)
Operating taxes and levies	(664)	(82)	(59)	—	(141)	(324)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—
Restructuring costs	—	—	—	—	—	—
Depreciation and amortization of financed assets	(47)	—	—	—	—	—
Depreciation and amortization of right-of-use assets	(130)	(86)	(101)	—	(187)	(95)
Impairment of right-of-use assets	—	—	—	—	—	—
Interests on debts related to financed assets(2)	(1)	—	—	—	—	—
Interests on lease liabilities(2)	(5)	(8)	(10)	—	(18)	(31)
EBITDAaL	3,035	524	799	—	1,323	1,214
Significant litigations	—	—	—	—	—	—
Specific labour expenses	(39)	—	—	—	—	—
Fixed assets, investments and businesses portfolio review	—	—	20	—	20	2
Restructuring programs costs	(13)	(8)	(3)	—	(11)	(4)
Acquisition and integration costs	—	—	(13)	—	(13)	—
Depreciation and amortization of fixed assets	(1,551)	(543)	(533)	—	(1,076)	(509)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—	—
Impairment of fixed assets	—	—	—	—	—	(2)
Share of profits (losses) of associates and joint ventures	(3)	—	(1)	—	(1)	7
Elimination of interests on debts related to financed assets(2)	1	—	—	—	—	—
Elimination of interests on lease liabilities(2)	5	8	10	—	18	31
Operating Income	1,436	(19)	278	—	260	739
Cost of gross financial debt except financed assets	—	—	—	—	—	—
Interests on debts related to financed assets(2)	—	—	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—	—	—
Interests on lease liabilities(2)	—	—	—	—	—	—
Other net financial expenses	—	—	—	—	—	—
Finance costs, net	—	—	—	—	—	—
Income taxes	—	—	—	—	—	—
Consolidated net income	—	—	—	—	—	—

(1)	Mobile Financial Services' net banking income is recognized in other operating income and amounts to 56 million euros at the end of June 2022. The cost of risk is included in other operating expenses and amounts to (22) million euros at the end of June 2022.
(2)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Enterprise	Totem	Interna-	Elimina-	Total	Mobile	Elimina-	Total	Presenta-	Orange
			tional	tion	telecom	Financial	tions		tion	consoli-
			Carriers &	telecom	activities	Services(1)	telecom		adjust-	dated
			Shared	activities			activities/		ments (2)	financial
			Services				mobile			statements
							financial
							services
Revenue	3,888	328	772	(1,220)	21,301	—	(4)	21,297	—	21,297
External purchases	(2,041)	(59)	(1,019)	2,172	(8,984)	(64)	9	(9,039)	(11)	(9,050)
Other operating income	90	—	1,020	(1,629)	309	65	(8)	366	—	366
Other operating expenses	(337)	—	(5)	677	(211)	(14)	4	(222)	(9)	(231)
Labor expenses	(1,109)	(6)	(644)	—	(4,321)	(40)	—	(4,361)	33	(4,329)
Operating taxes and levies	(48)	(4)	(53)	—	(1,234)	(1)	—	(1,235)	—	(1,235)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	36	36
Restructuring costs	—	—	—	—	—	—	—	—	(47)	(47)
Depreciation and amortization of financed assets	—	—	—	—	(47)	—	—	(47)	—	(47)
Depreciation and amortization of right-of-use assets	(75)	(78)	(195)	—	(761)	(2)	—	(762)	—	(762)
Impairment of right-of-use assets	(1)	—	—	—	(1)	—	—	(1)	6	5
Interests on debts related to financed assets(2)	—	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(2)	(2)	(2)	(3)	—	(61)	—	—	(61)	61	n/a
EBITDAaL	364	180	(128)	—	5,989	(56)	—	5,934	70	n/a
Significant litigations	—	—	(2)	—	(2)	—	—	(2)	2	n/a
Specific labour expenses	(4)	—	79	—	36	—	—	35	(35)	n/a
Fixed assets, investments and businesses portfolio review	3	—	12	—	36	—	—	36	(36)	n/a
Restructuring programs costs	(11)	—	(2)	—	(41)	—	—	(41)	41	n/a
Acquisition and integration costs	—	—	(7)	—	(21)	(1)	—	(21)	21	n/a
Depreciation and amortization of fixed assets	(205)	(61)	(161)	—	(3,563)	(23)	—	(3,585)	—	(3,585)
Reclassification of translation adjustment from liquidated entities	3	—	—	—	3	—	—	3	—	3
Impairment of goodwill	—	—	—	—	—	—	—	—	—	—
Impairment of fixed assets	—	—	—	—	(2)	—	—	(2)	—	(2)
Share of profits (losses) of associates and joint ventures	—	—	(2)	—	1	—	—	1	—	1
Elimination of interests on debts related to financed assets(2)	—	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(2)	2	2	3	—	61	—	—	61	(61)	n/a
Operating Income	152	120	(207)	—	2,499	(80)	—	2,420	—	2,420
Cost of gross financial debt except financed assets	—	—	—	—	—	—	—	—	—	(297)
Interests on debts related to financed assets(2)	—	—	—	—	—	—	—	—	—	(1)
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—	—	—	—	(9)
Foreign exchange gain (loss)	—	—	—	—	—	—	—	—	—	(40)
Interests on lease liabilities(2)	—	—	—	—	—	—	—	—	—	(61)
Other net financial expenses	—	—	—	—	—	—	—	—	—	36
Finance costs, net	—	—	—	—	—	—	—	—	—	(373)
Income taxes	—	—	—	—	—	—	—	—	—	(580)
Consolidated net income	—	—	—	—	—	—	—	—	—	1,467

1.4    Segment investments

(in millions of euros)	France	Europe
		Spain	Other	Elimina-	Total
			European	tions
			countries(1)	Europe

June 30, 2023
eCapex	1,429	347	407	—	754
Elimination of proceeds from sales of property, plant and equipment and intangible assets	78	—	46	—	46
Telecommunications licenses	—	31	313	—	344
Financed assets	145	—	—	—	—
Total investments(4)	1,652	378	766	—	1,143

June 30, 2022
eCapex	1,673	465	369	—	835
Elimination of proceeds from sales of property, plant and equipment and intangible assets	59	—	36	—	36
Telecommunications licenses	8	6	27	—	33
Financed assets	69	—	—	—	—
Total investments (5)	1,809	472	432	—	904

(1)	Including the contribution of VOO from June 2, 2023.
(2)	Including investments in intangible assets and property, plant and equipment in France for 106 million euros at the end of June 2023 and 100 million euros at the end of June 2022.
(3)	Including investments in intangible assets and property, plant and equipment in France for 106 million euros at the end of June 2023 and 110 million euros at the end of June 2022.
(4)	Including 1,163 million euros for other intangible assets and 2,671 million euros for tangible assets.
(5)	Including 991 million euros for other intangible assets and 2,858 million euros for tangible assets.

(in millions of euros)	Africa &	Enterpri-	Totem	International	Eliminations	Total	Mobile	Eliminations	Orange
	Middle East	se(2)		Carriers &	telecom	telecom	Financial	telecom	consolidated
				Shared	activities	activities	Services	activities/	financial
				Services (3)	and			mobile	statements
					unallocated			financial
					items			services

June 30, 2023
eCapex	648	140	65	97	—	3,133	20	—	3,154
Elimination of proceeds from sales of property, plant and equipment and intangible assets	4	14	—	11	—	153	—	—	153
Telecommunications licenses	38	—	—	—	—	383	—	—	383
Financed assets	—	—	—	—	—	145	—	—	145
Total investments(4)	690	155	65	108	—	3,814	20	—	3,834

June 30, 2022
eCapex	609	144	44	94	—	3,399	14	—	3,413
Elimination of proceeds from sales of property, plant and equipment and intangible assets	3	8	—	19	—	124	—	—	124
Telecommunications licenses	203	—	—	—	—	244	—	—	244
Financed assets	—	—	—	—	—	69	—	—	69
Total investments (5)	815	151	44	113	—	3,836	14	—	3,850

1.5    Segment assets

(in millions of euros)	France	Europe
		Spain	Other	Elimina-	Total
			European	tions
			countries (1)	Europe

June 30, 2023
Goodwill	13,176	2,734	2,746	—	5,480
Other intangible assets	4,227	1,938	2,725	—	4,663
Property, plant and equipment	16,923	3,561	5,191	—	8,752
Right-of-use assets	2,152	1,165	1,035	—	2,200
Interests in associates and joint ventures	1,060	—	340	—	340
Non-current assets included in the calculation of net financial debt	—	—	—	—	—
Other	8	13	29	—	42
Total non-current assets	37,546	9,411	12,066	—	21,477
Inventories	402	73	253	—	325
Trade receivables	1,831	588	1,298	—	1,886
Other customer contract assets	343	188	429	—	617
Prepaid expenses	75	396	92	—	489
Current assets included in the calculation of net financial debt	—	—	—	—	—
Other	854	52	177	—	229
Total current assets	3,507	1,297	2,249	—	3,547
Total assets	41,053	10,708	14,316	—	25,024

December 31, 2022
Goodwill	13,176	2,734	1,852	—	4,586
Other intangible assets	4,331	1,994	2,287	—	4,280
Property, plant and equipment	16,906	3,640	4,239	—	7,879
Right-of-use assets	1,946	1,035	1,023	—	2,058
Interests in associates and joint ventures	1,070	—	313	—	313
Non-current assets included in the calculation of net financial debt	—	—	—	—	—
Other	9	12	43	—	55
Total non-current assets	37,438	9,415	9,755	—	19,171
Inventories	429	73	187	—	260
Trade receivables	2,055	601	1,176	(1)	1,776
Other customer contract assets	371	174	425	—	600
Prepaid expenses	41	373	61	—	434
Current assets included in the calculation of net financial debt	—	—	—	—	—
Other	789	77	215	—	292
Total current assets	3,685	1,298	2,064	(1)	3,361
Total assets	41,123	10,714	11,819	(1)	22,532

(1)	Including the contribution of VOO from June 2, 2023.
(2)	Including 1,318 million euros of current assets related to isolation of electronic money at the end of June 2023 and 1,242 million euros in 2022.
(3)	Including intangible and tangible assets for 532 million euros in France at the end of June 2023 and 526 million euros in 2022.
(4)	Including intangible and tangible assets for 757 million euros in France at the end of June 2023 and 748 million euros in 2022.

(in millions of euros)	Africa &		Enterprise		Totem		International		Eliminations	Total	Mobile		Eliminations	Orange
	Middle East						Carriers &		telecom	telecom	Financial		telecom	consolidated
							Shared		activities	activities	Services		activities /	financial
							Services		and				mobile	statements
									unallocated				financial
									items				services

June 30, 2023
Goodwill	1,411		2,255		1,624		18		—	23,963	—		—	23,963
Other intangible assets	1,820		581	(3)	7	(4)	3,746	(5)	—	15,044	64		—	15,108
Property, plant and equipment	4,392		395	(3)	946	(4)	1,109	(5)	—	32,517	9		—	32,527
Right-of-use assets	767		420		675		1,913		—	8,128	22		—	8,149
Interests in associates and joint ventures	87		3		—		11		—	1,501	—		—	1,501
Non-current assets included in the calculation of net financial debt	—		—		—		—		1,087	1,087	—		—	1,087
Other	28		36		4		20		1,535	1,674	654	(6)	(27)	2,300
Total non-current assets	8,505		3,690		3,257		6,818		2,623	83,915	749		(27)	84,636
Inventories	155		117		—		90		-	1,090	0		—	1,090
Trade receivables	1,036		1,323		238		1,175		(1,320)	6,170	55		(41)	6,184
Other customer contract assets	10		664		—		—		-	1,634	—		—	1,634
Prepaid expenses	294		105		22		116		(33)	1,069	29		—	1,097
Current assets included in the calculation of net financial debt	—		—		—		—		9,299	9,299	—		—	9,299
Other	1,851	(2)	256		13		580		(128)	3,657	3,434	(7)	(31)	7,060
Total current assets	3,347		2,465		273		1,963		7,818	22,919	3,518		(73)	26,364
Total assets	11,852		6,155		3,530		8,780		10,441	106,834	4,267		(100)	111,000

December 31, 2022
Goodwill	1,420		2,289		1,624		18		—	23,113	—		—	23,113
Other intangible assets	1,956		577	(3)	6	(4)	3,741	(5)	—	14,892	54		—	14,946
Property, plant and equipment	4,315		417	(3)	943	(4)	1,169	(5)	—	31,630	10		—	31,640
Right-of-use assets	819		438		649		2,002		—	7,912	23		—	7,936
Interests in associates and joint ventures	89		3		—		12		—	1,486	—		—	1,486
Non-current assets included in the calculation of net financial debt	—		—		—		—		1,390	1,390	—		—	1,390
Other	27		36		4		21		1,430	1,583	781	(6)	(27)	2,337
Total non-current assets	8,626		3,761		3,226		6,964		2,820	82,005	869		(27)	82,847
Inventories	127		91		—		141		—	1,048	0		—	1,048
Trade receivables	954		1,339		272		1,042		(1,200)	6,237	130		(62)	6,305
Other customer contract assets	11		588		—		—		—	1,570	—		—	1,570
Prepaid expenses	178		125		19		61		(28)	830	22		—	851
Current assets included in the calculation of net financial debt	—		—		—		—		10,451	10,451	—		—	10,451
Other	1,720	(2)	278		13		424		150	3,666	2,931	(7)	(18)	6,579
Total current assets	2,991		2,421		304		1,668		9,373	23,801	3,083		(81)	26,803
Total assets	11,616		6,182		3,530		8,631		12,192	105,807	3,951		(108)	109,650

(5)	Including intangible and tangible assets for 1,692 million euros in France at the end of June 2023 and 1,746 million euros in 2022. Intangible assets also include the Orange brand for 3,133 million euros.
(6)	Including 644 million euros of non-current financial assets related to Mobile Financial Services at the end of June 2023 and 772 million euros in 2022 (see Note 12.1).
(7)	Including 3,271 million euros of current financial assets related to Mobile Financial Services at the end of June 2023 (of which 569 million euros related to trade receivables sold by Orange Spain) and including 2,747 million euros of current financial assets related to Mobile Financial Services in 2022 (of which 519 million euros related to trade receivables sold by Orange Spain) (see Note 12.1).

1.6    Segment liabilities

(in millions of euros)	France	Europe
		Spain	Other	Elimina-	Total
			European	tions
			countries(1)	Europe

June 30, 2023
Equity	—	—	—	—	—
Non-current lease liabilities	1,932	1,072	869	—	1,941
Non-current fixed assets payables	466	405	484	—	889
Non-current employee benefits	1,492	3	59	—	62
Non-current liabilities included in the calculation of net financial debt	—	—	-	—	—
Other	346	13	269	—	282
Total non-current liabilities	4,236	1,493	1,681	—	3,174
Current lease liabilities	237	194	206	—	399
Current fixed assets payables	1,192	398	329	—	727
Trade payables	2,934	870	1,136	—	2,006
Customer contracts liabilities	843	225	554	—	779
Current employee benefits	1,197	45	144	—	189
Deferred income	-	83	21	—	104
Current liabilities included in the calculation of net financial debt	-	-	-	—	—
Other	1,047	138	622	—	760
Total current liabilities	7,450	1,952	3,012	—	4,964
Total equity and liabilities	11,686	3,445	4,692	—	8,137

December 31, 2022
Equity	-	-	-	—	—
Non-current lease liabilities	1,740	961	870	—	1,831
Non-current fixed assets payables	468	429	396	—	825
Non-current employee benefits	1,522	5	18	—	23
Non-current liabilities included in the calculation of net financial debt	-	-	—	—	—
Other	347	13	247	—	259
Total non-current liabilities	4,076	1,408	1,531	—	2,939
Current lease liabilities	214	178	194	—	373
Current fixed assets payables	1,383	451	460	—	911
Trade payables	2,924	868	971	(1)	1,839
Customer contracts liabilities	830	228	513	—	740
Current employee benefits	1,243	56	125	—	181
Deferred income	—	67	20	—	86
Current liabilities included in the calculation of net financial debt	—	-	-	—	—
Other	763	143	269	—	412
Total current liabilities	7,357	1,992	2,552	(1)	4,542
Total equity and liabilities	11,433	3,399	4,083	(1)	7,481

(1)	Including the contribution of VOO from June 2, 2023.
(2)	Including 1,318 million euros of current financial liabilities related to the isolation of electronic money at the end of June 2023 and 1,242 million euros in 2022.

(in millions of euros)	Africa &		Enterprise	Totem	International	Eliminations	Total	Mobile		Eliminations	Orange
	Middle-				Carriers &	telecom	telecom	Financial		telecom	consolidated
	East				Shared	activities	activities	Services		activities /	financial
					Services	and				mobile	statements
						unallocated				financial
						items				services
June 30, 2023
Equity	—		—	—	—	35,111	35,111	(705)		—	34,406
Non-current lease liabilities	678		309	494	1,722	—	7,076	21		—	7,097
Non-current fixed assets payables	220		—	—	—	—	1,575	—		—	1,575
Non-current employee benefits	92		237	2	703	—	2,588	12		—	2,600
Non-current liabilities included in the calculation of net financial debt	—		—	—	—	32,091	32,091	—		—	32,091
Other	102		26	121	48	1,265	2,191	144	(3)	(27)	2,308
Total non-current liabilities	1,092		572	617	2,474	33,357	45,522	177		(27)	45,671
Current lease liabilities	170		129	143	420	—	1,498	4		—	1,503
Current fixed assets payables	627		55	12	87	—	2,701	6		—	2,707
Trade payables	1,508		903	284	1,009	(1,320)	7,325	58		(41)	7,341
Customer contracts liabilities	92		837	9	157	(33)	2,683	—		—	2,683
Current employee benefits	111		472	5	424	—	2,398	17		—	2,416
Deferred income	36		9	—	9	—	158	4		—	162
Current liabilities included in the calculation of net financial debt	—		—	—	—	5,711	5,711	—		(9)	5,702
Other	2,241	(2)	306	32	578	(1,236)	3,727	4,705	(4)	(22)	8,410
Total current liabilities	4,785		2,711	485	2,684	3,122	26,202	4,795		(73)	30,924
Total equity and liabilities	5,877		3,284	1,102	5,158	71,590	106,834	4,267		(100)	111,000

December 31, 2022
Equity	—		—	—	—	35,589	35,589	(633)		—	34,956
Non-current lease liabilities	691		320	476	1,820	—	6,879	23		—	6,901
Non-current fixed assets payables	188		—	—	—	—	1,480	—		—	1,480
Non-current employee benefits	89		242	2	682	—	2,560	7		—	2,567
Non-current liabilities included in the calculation of net financial debt	—		—	—	—	32,265	32,265	—		—	32,265
Other	96		16	115	43	1,235	2,112	172	(3)	(27)	2,257
Total non-current liabilities	1,064		579	593	2,545	33,500	45,296	202		(27)	45,471
Current lease liabilities	209		134	142	433	—	1,504	4		—	1,509
Current fixed assets payables	589		68	9	134	(0)	3,094	6		—	3,101
Trade payables	1,307		909	256	942	(1,200)	6,976	153		(62)	7,067
Customer contracts liabilities	93		750	9	184	(27)	2,580	—		—	2,579
Current employee benefits	88		455	6	421	—	2,394	24		—	2,418
Deferred income	40		8	—	10	—	145	5		—	149
Current liabilities included in the calculation of net financial debt	—		—	—	—	4,759	4,759	—		(6)	4,753
Other	2,031	(2)	311	11	572	(630)	3,470	4,190	(4)	(12)	7,647
Total current liabilities	4,358		2,636	432	2,696	2,901	24,922	4,382		(81)	29,223
Total equity and liabilities	5,422		3,215	1,026	5,240	71,989	105,807	3,951		(108)	109,650

(3)	Including 131 million euros of non-current financial liabilities related to Mobile Financial Services activities at the end of June 2023 and 171 million euros in 2022 (see Note 12.1).
(4)	Including 3,447 million euros of current financial liabilities related to Mobile Financial Services activities at the end of June 2023 and 3,034 million euros in 2022 (see Note 12.1).

1.7    Simplified statement of cash flows on telecommunication and mobile financial services activities

(in millions of euros)	June 30, 2023
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated
				mobile	financial
				financial	statement
				services
Operating activities
Consolidated net income	1,161		(73)	—	1,088
Non-monetary items and reclassified items for presentation	6,486		30	—	6,517
Changes in working capital and operating banking activities	252		(112)	—	140
Decrease (increase) in inventories, gross	(14)		—	—	(14)
Decrease (increase) in trade receivables, gross	166		75	(21)	220
Increase (decrease) in trade payables	203		(98)	21	126
Changes in other customer contract assets and liabilities	33		—	—	33
Changes in other assets and liabilities	(136)		(89)	—	(225)
Other net cash out	(2,015)		6	—	(2,010)
Operating taxes and levies paid	(807)		3	—	(804)
Dividends received	1		—	—	1
Interest paid and interest rates effects on derivatives, net	(563)	(1)	2	—	(561)
Income taxes paid	(647)		—	—	(647)
Net cash provided by operating activities (a)	5,885	(2)	(149)	—	5,736
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets(3)	(3,789)		(20)	—	(3,809)
Purchases of property, plant and equipment and intangible assets (4)	(3,669)		(20)	—	(3,690)
Increase (decrease) in fixed assets payables	(285)		—	—	(285)
Sales of property, plant and equipment and intangible assets	166		—	—	166
Cash paid for investment securities, net of cash acquired	(1,350)		—	—	(1,350)
Investments in associates and joint ventures	(25)		—	—	(25)
Purchases of investment securities measured at fair value	(40)		—	—	(40)
Sales of investment securities, net of cash transferred	29		—	—	29
Sales of investment securities at fair value	3		—	—	3
Decrease (increase) in securities and other financial assets	1,122		90	3	1,215
Net cash used in investing activities (b)	(4,050)		69	3	(3,978)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	836		—	—	836
Medium and long-term debt redemptions and repayments(5)	(834)		—	—	(834)
Increase (decrease) of bank overdrafts and short-term borrowings	537		(36)	(3)	498
Decrease (increase) of cash collateral deposits	(252)		(8)	—	(260)
Exchange rates effects on derivatives, net	(14)		—	—	(14)
Other cash flows
Lease liabilities repayments	(787)		(2)	—	(789)
Subordinated notes issuances (purchases) and other related fees	177		—	—	177
Coupon on subordinated notes	(102)		—	—	(102)
Sales (purchases) of treasury shares	2		—	—	2
Changes in ownership interests owners of the parent company	—		—	—	—
Capital increase (decrease) - non-controlling interests	2		—	—	2
Capital increase (decrease) - Telecom activities / Mobile Financial Services (6)	(100)		100	—	—
Changes in ownership interests with no gain / loss of control	(10)		—	—	(10)
Dividends paid to owners of the parent company	(1,064)		—	—	(1,064)
Dividends paid to non-controlling interests	(222)		—	—	(222)
Net cash used in financing activities (c)	(1,830)		54	(3)	(1,779)
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance	5,846		158	—	6,004
Cash change in cash and cash equivalents (a) + (b) + (c)	4		(26)	—	(22)
Non-cash change in cash and cash equivalents	40		—	—	40
o/w effect of exchange rates changes and other non-monetary effects	40		—	—	40
Cash and cash equivalents in the closing balance	5,890		133	—	6,022

(in millions of euros)	June 30, 2022
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated
				mobile	financial
				financial	statement
				services
Operating activities
Consolidated net income	1,546		(80)	—	1,467
Non-monetary items and reclassified items for presentation	6,249		(35)	—	6,215
Changes in working capital and operating banking activities	37		(42)	1	(6)
Decrease (increase) in inventories, gross	(41)		—	—	(40)
Decrease (increase) in trade receivables, gross	98		4	(3)	99
Increase (decrease) in trade payables	50		37	3	90
Changes in other customer contract assets and liabilities	75		—	1	75
Changes in other assets and liabilities	(146)		(83)	—	(229)
Other net cash out	(2,044)		4	—	(2,040)
Operating taxes and levies paid	(962)		4	—	(958)
Dividends received	2		—	—	2
Interest paid and interest rates effects on derivatives, net	(504)	(1)	—	—	(504)
Income taxes paid	(580)		(1)	—	(581)
Net cash provided by operating activities (a)	5,789	(2)	(153)	—	5,636
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets (3)	(3,880)		(11)	—	(3,892)
Purchases of property, plant and equipment and intangible assets (4)	(3,767)		(14)	—	(3,781)
Increase (decrease) in fixed assets payables	(239)		3	—	(237)
Sales of property, plant and equipment and intangible assets	126		—	—	126
Cash paid for investment securities, net of cash acquired	(12)		—	—	(12)
Investments in associates and joint ventures	(8)		—	—	(8)
Purchases of investment securities measured at fair value	(17)		—	—	(17)
Sales of investment securities, net of cash transferred	—		—	—	—
Sales of investment securities at fair value	2		—	—	2
Decrease (increase) in securities and other financial assets	(707)		114	—	(593)
Net cash used in investing activities (b)	(4,622)		103	—	(4,519)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	985		—	—	985
Medium and long-term debt redemptions and repayments(5)	(331)		—	—	(331)
Increase (decrease) of bank overdrafts and short-term borrowings	(892)		8	—	(884)
Decrease (increase) of cash collateral deposits	922		(23)	—	899
Exchange rates effects on derivatives, net	(103)		—	—	(103)
Other cash flows
Lease liabilities repayments	(734)		(2)	—	(737)
Subordinated notes issuances (purchases) and other related fees	—		—	—	—
Coupon on subordinated notes	(121)		—	—	(121)
Sales (purchases) of treasury shares	20		—	—	20
Capital increase (decrease) - non-controlling interests	—		—	—	—
Capital increase (decrease) - Telecom activities / Mobile Financial Services	(23)		23	—	—
Changes in ownership interests with no gain / loss of control	1		—	—	1
Dividends paid to owners of the parent company	(1,063)		—	—	(1,063)
Dividends paid to non-controlling interests	(177)		—	—	(177)
Net cash used in financing activities (c)	(1,517)		6	—	(1,510)
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance	8,188		433	—	8,621
Cash change in cash and cash equivalents (a) + (b) + (c)	(349)		(45)	—	(394)
Non-cash change in cash and cash equivalents	32		—	—	32
o/w effect of exchange rates changes and other non-monetary effects	32		—	—	32
Cash and cash equivalents in the closing balance	7,871		388	—	8,259

(1)	Including (112) million euros at June 30, 2023 and (60) million euros at June 30, 2022 of interests paid on lease liabilities.
(2)	Including significant litigations (paid) and received for (22) million euros at June 30, 2023 and (13) million euros at June 30, 2022.
(3)	Including telecommunication licenses paid for (202) million euros at June 30, 2023 and (302) million euros at June 30, 2022.
(4)	Investments in financed assets amounting to 145 million euros at June 30, 2023 and 69 million euros at June 30, 2022 have no effect on the statement of cash flows at the time of acquisition.
(5)	Including repayments of debts relating to financed assets for (56) million euros at June 30, 2023 and (44) million euros at June 30, 2022.
(6)	Corresponds to the 100 million euros capital increase of Orange Bank subscribed by Orange at June 30, 2023.

The table below shows the reconciliation between net cash provided by operating activities (telecom activities), as shown in the simplified statement of cash flows, and organic cash flow from telecom activities.

(in millions of euros)	June 30, 2023	June 30, 2022
Net cash provided by operating activities (telecom activities)	5,885	5,789
Purchases (sales) of property, plant and equipment and intangible assets	(3,789)	(3,880)
Repayments of lease liabilities	(787)	(734)
Repayments of debts relating to financed assets	(56)	(44)
Elimination of telecommunication licenses paid	202	302
Elimination of significant litigation paid / (received)	22	13
Organic cash flow from telecom activities	1,477	1,445